Supplement dated June 16, 2014
to the Classes A, B, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014
(As supplemented on March 7, 2014, March 14, 2014, and April 28, 2014)
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
FUND SUMMARIES

PRINCIPAL CAPITAL APPRECIATION FUND
Effective June 30, 2014, delete references to Sarah Radecki.

MANAGEMENT OF THE FUNDS
Sub-Advisor: Edge Asset Management, Inc. (“Edge”)
Effective June 30, 2014, delete references to Sarah Radecki.